Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals - Footnotes (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 1,166	[1]	$ 1,779	[2]	$ 1,886
Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	735		1,000
Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 431		$ 767

[1]	Included in Other current liabilities ($735 million) and Other noncurrent liabilities ($431 million).
[2]	Included in Other current liabilities ($1.0 billion) and Other noncurrent liabilities ($767 million).